Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 19,734	$ 23,478
Cost of revenues	14,976	18,409
Gross profit	4,758	5,069
Operating costs and expenses:
Research and development	84	78
Sales and marketing	2,213	2,470
General and administrative	956	912
Total operating costs and expenses	3,253	3,460
Operating income	1,505	1,609
Financial expenses, net	262	343
Income before taxes on income	1,243	1,266
Taxes on income	1
Net income	$ 1,242	$ 1,266
Basic net income per share (in Dollars per share)	$ 0.22	$ 0.22
Diluted net income per share (in Dollars per share)	$ 0.21	$ 0.22
Weighted average number of shares used in computing net income per share:
Basic (in Shares)	5,748	5,707
Diluted (in Shares)	5,833	5,767